INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS, NET
NOTE 7:	INTANGIBLE ASSETS, NET
	Software	Trademarks	Customer relationships	Technology	Goodwill	Total
	USD thousands
Cost
Balance as of January 1, 2023	32,188	23,189	75,429	133,477	245,740	510,023
Exchange rate differences	25	485	455	272	874	2,111
Additions	15,187	-	-	-	-	15,187
Disposals	(12)	(23,674)	(1,845)	-	(262)	(25,793)

Balance as of December 31, 2023	47,388	-	74,039	133,749	246,352	501,528
Exchange rate differences	(68)	-	(139)	(380)	(526)	(1,113)
Additions	16,218	-	-	-	-	16,218
Disposals	(3,397)	-	-	-	-	(3,397)

Balance as of December 31, 2024	60,141	-	73,900	133,369	245,826	513,236

Amortization
Balance as of January 1, 2023	20,408	12,145	34,205	45,169	-	111,927
Exchange rate differences	15	355	353	157	-	880
Additions	7,172	11,174	12,407	21,499	-	52,252
Disposals	(12)	(23,674)	(1,845)	-	-	(25,531)
Balance as of December 31, 2023	27,583	-	45,120	66,825	-	139,528
Exchange rate differences	(49)	-	(146)	(214)	-	(409)
Additions	10,903	-	11,523	18,320	-	40,746
Disposals	(3,397)	-	-	-	-	(3,397)

Balance as of December 31, 2024	35,040	-	56,497	84,931	-	176,468

Carrying amounts
As of December 31, 2024	25,101	-	17,403	48,438	245,826	336,768
As of December31, 2023	19,805	-	28,919	66,924	246,352	362,000

* As of December 31, 2024, USD 500 thousand additions have not been paid in cash (2023: USD 61 thousand).

Capitalized development costs

Development costs capitalized in the period amounted to USD 15,366 thousand (2023: USD 14,222 thousand) and were classified under software.

Impairment testing for intangible assets

The Company's qualitative assessment during the years ended December 31, 2024, and December 31, 2023, did not indicate that it is more likely than not that the recoverable amount of its intangible assets, and other long-lived assets is less than their aggregate carrying amount.

As of December 31, 2024, the recoverable amount based on Company’s fair value estimated according to quoted price of the Company’s ordinary shares was higher than the carrying amount, and therefore there was no need for impairment.

As of December 31, 2023, the estimated recoverable amount based on Company’s market value was lower than the carrying amount, and therefore the recoverable amount was estimated based on value in use and was determined by discounting the future cash flows. The estimated value in use was higher than the carrying amount, and therefore there was no need for impairment.

Key assumptions used in the calculation of recoverable amounts are as of December 31, 2023:

Post-tax discount rate Terminal value growth rate EBITDA growth rate	14% (WACC) 3% 26%-42%

The cash flow projections include specific estimates for four years and a terminal value growth rate thereafter.  EBITDA growth rate is expressed as the annual growth rate in the initial five years of the plans used for impairment testing and has been mainly based on past experience and management expectations.